Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Subordinated liabilities [abstract]
Subordinated liabilities at the beginning of the period	£ 9,894	£ 10,661	£ 10,089
Issued during the period		0	1,760
Issued during the period	496	7	1,750
Repurchases and redemptions during the period	(1,121)	(1,024)	(904)
Foreign exchange movements	51	155	(435)
Other movements (cash and non-cash)	(85)	102	151
Subordinated liabilities at the end of the period	£ 9,235	£ 9,894	£ 10,661